SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2013
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended September 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)
Canada	$291,438	$(166,537)	$—	$(57,576)	$(4,617)	$62,708
Latin America	88,449	(39,584)	—	(11,275)	2,578	40,168
Europe	64,433	(25,414)	—	(7,203)	(12,153)	19,663
Exploration	—	—	(15,550)	—	7,685	(7,865)

	$444,320	$(231,535)	$(15,550)	$(76,054)	$(6,507)	$114,674

Segment income						$114,674
Corporate and other:
Interest and sundry income						141
Impairment loss on available-for-sale securities						(299)
Gain on derivative financial instruments						3,404
General and administrative						(24,205)
Interest expense						(14,924)

Income before income and mining taxes						$78,791

Three Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$336,011	$(160,405)	$(11,947)	$(51,656)	$(11,215)	$100,788
Latin America	124,084	(36,917)	—	(8,816)	(4,177)	74,174
Europe	75,741	(23,086)	—	(7,846)	(561)	44,248
Exploration	—	—	(24,076)	—	(312)	(24,388)

	$535,836	$(220,408)	$(36,023)	$(68,318)	$(16,265)	$194,822

Segment income						$194,822
Corporate and other:
Interest and sundry expense						(3,200)
Impairment loss on available-for-sale securities						(600)
Gain on derivative financial instruments						1,674
General and administrative						(25,416)
Interest expense						(14,933)

Income before income and mining taxes						$152,347

Nine Months Ended September 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$783,377	$(503,493)	$—	$(164,768)	$3,405	$118,521
Latin America	263,171	(113,291)	—	(32,103)	1,851	119,628
Europe	154,618	(70,755)	—	(19,382)	(8,730)	55,751
Exploration	—	—	(35,447)	—	4,429	(31,018)

	$1,201,166	$(687,539)	$(35,447)	$(216,253)	$955	$262,882

Segment income						$262,882
Corporate and other:
Interest and sundry expense						(3,805)
Impairment loss on available-for-sale securities						(28,607)
Gain on derivative financial instruments						4,450
General and administrative						(89,910)
Provincial Capital Tax						1,504
Interest expense						(42,575)

Income before income and mining taxes						$103,939

Nine Months Ended September 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$913,421	$(469,821)	$(35,910)	$(147,560)	$(12,882)	$247,248
Latin America	349,086	(112,897)	—	(29,324)	(5,968)	200,897
Europe	205,824	(72,631)	—	(22,297)	(1,777)	109,119
Exploration	—	—	(57,507)	—	(146)	(57,653)

	$1,468,331	$(655,349)	$(93,417)	$(199,181)	$(20,773)	$499,611

Segment income						$499,611
Corporate and other:
Interest and sundry expense						(2,954)
Impairment loss on available-for-sale securities						(12,181)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(1,752)
General and administrative						(91,359)
Provincial Capital Tax						(4,001)
Interest expense						(43,600)

Income before income and mining taxes						$337,033

	Total Assets as at
	September 30, 2013	December 31, 2012
Canada	$3,391,818	$3,280,158
Latin America	1,137,903	1,069,379
Europe	844,650	846,941
Exploration	65,699	59,641

	$5,440,070	$5,256,119